CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.0%
COMMUNICATION SERVICES - 2.2%
Entertainment - 1.8%
Endeavor Group Holdings Inc., Class A Shares	1,638,175	$38,660,930	*
Live Nation Entertainment Inc.	163,859	14,378,627	*

Total Entertainment		53,039,557

Media - 0.4%
Klaviyo Inc.	304,189	11,659,619	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		64,699,176

CONSUMER DISCRETIONARY - 10.8%
Automobile Components - 0.5%
Fox Factory Holding Corp.	140,675	15,741,532	*

Broadline Retail - 3.8%
Etsy Inc.	86,712	8,814,275	*
Global-e Online Ltd.	488,424	22,003,501	*
MercadoLibre Inc.	65,432	81,008,088	*

Total Broadline Retail		111,825,864

Hotels, Restaurants & Leisure - 0.8%
Expedia Group Inc.	177,936	21,802,498	*

Specialty Retail - 3.6%
Burlington Stores Inc.	202,869	36,033,592	*
Five Below Inc.	57,800	12,042,052	*
Lowe’s Cos. Inc.	243,297	56,997,188

Total Specialty Retail		105,072,832

Textiles, Apparel & Luxury Goods - 2.1%
Crocs Inc.	419,112	45,410,785	*
Kering SA	24,999	14,353,554	(a)

Total Textiles, Apparel & Luxury Goods		59,764,339

TOTAL CONSUMER DISCRETIONARY		314,207,065

CONSUMER STAPLES - 9.6%
Beverages - 4.8%
Constellation Brands Inc., Class A Shares	232,711	63,483,561
Monster Beverage Corp.	1,347,220	77,451,678	*

Total Beverages		140,935,239

Consumer Staples Distribution & Retail - 4.2%
Casey’s General Stores Inc.	182,005	45,985,383
Performance Food Group Co.	1,299,487	77,657,343	*

Total Consumer Staples Distribution & Retail		123,642,726

See Notes to Schedule of Investments.

ClearBridge Select Fund 2023 Quarterly Report	1

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Personal Care Products - 0.6%
Coty Inc., Class A Shares	1,267,000	$15,254,680	*
Oddity Tech Ltd., Class A Shares	22,308	1,188,793	*

Total Personal Care Products		16,443,473

TOTAL CONSUMER STAPLES		281,021,438

ENERGY - 4.4%
Energy Equipment & Services - 1.4%
Baker Hughes Co.	1,145,294	40,990,072

Oil, Gas & Consumable Fuels - 3.0%
Chesapeake Energy Corp.	336,390	28,371,133
Pioneer Natural Resources Co.	267,494	60,365,371

Total Oil, Gas & Consumable Fuels		88,736,504

TOTAL ENERGY		129,726,576

FINANCIALS - 4.6%
Capital Markets - 3.1%
CME Group Inc.	201,200	40,030,752
KKR & Co. Inc.	842,543	50,030,203

Total Capital Markets		90,060,955

Financial Services - 0.2%
Paymentus Holdings Inc., Class A Shares	599,034	6,763,094	*

Insurance - 1.3%
American Equity Investment Life Holding Co.	679,300	36,458,031	*

TOTAL FINANCIALS		133,282,080

HEALTH CARE - 11.2%
Biotechnology - 1.2%
Alnylam Pharmaceuticals Inc.	67,199	13,130,685	*
Horizon Therapeutics PLC	144,060	14,444,896	*
Ultragenyx Pharmaceutical Inc.	137,060	5,910,027	*

Total Biotechnology		33,485,608

Health Care Equipment & Supplies - 2.1%
Insulet Corp.	225,813	62,493,748	*

Health Care Providers & Services - 5.0%
HealthEquity Inc.	653,986	44,431,809	*
Progyny Inc.	569,677	23,789,711	*
Surgery Partners Inc.	1,409,674	54,455,707	*
UnitedHealth Group Inc.	46,900	23,748,753

Total Health Care Providers & Services		146,425,980

Health Care Technology - 0.4%
Doximity Inc., Class A Shares	337,938	12,074,525	*

See Notes to Schedule of Investments.

2	ClearBridge Select Fund 2023 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 2.5%
Charles River Laboratories International Inc.	219,848	$46,066,950	*
ICON PLC, ADR	58,000	14,581,780	*
Revvity Inc.	95,855	11,785,372

Total Life Sciences Tools & Services		72,434,102

TOTAL HEALTH CARE		326,913,963

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.3%
L3Harris Technologies Inc.	196,203	37,178,506

Air Freight & Logistics - 1.0%
GXO Logistics Inc.	445,525	29,881,362	*

Building Products - 1.1%
Trex Co. Inc.	454,685	31,436,921	*

Commercial Services & Supplies - 3.2%
Copart Inc.	880,120	77,793,807	*
Waste Connections Inc.	125,900	17,773,303

Total Commercial Services & Supplies		95,567,110

Construction & Engineering - 2.7%
WillScot Mobile Mini Holdings Corp.	1,643,060	78,784,727	*

Electrical Equipment - 3.3%
NEXTracker Inc., Class A Shares	133,660	5,660,501	*
nVent Electric PLC	608,833	32,195,089
Shoals Technologies Group Inc., Class A Shares	1,553,352	40,325,018	*
Vertiv Holdings Co.	698,183	18,159,740

Total Electrical Equipment		96,340,348

Ground Transportation - 0.2%
XPO Inc.	78,398	5,428,277	*

Professional Services - 0.5%
Paycor HCM Inc.	528,173	14,186,727	*

Trading Companies & Distributors - 2.0%
H&E Equipment Services Inc.	418,325	20,322,228
MSC Industrial Direct Co. Inc., Class A Shares	390,165	39,375,452

Total Trading Companies & Distributors		59,697,680

TOTAL INDUSTRIALS		448,501,658

INFORMATION TECHNOLOGY - 29.0%
Electronic Equipment, Instruments & Components - 0.0%††
Brain Corp.	263,750	1,287,312	*(a)(b)(c)

IT Services - 1.7%
Shopify Inc., Class A Shares	734,269	49,621,899	*

Semiconductors & Semiconductor Equipment - 5.5%
Marvell Technology Inc.	433,286	28,219,917

See Notes to Schedule of Investments.

ClearBridge Select Fund 2023 Quarterly Report	3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp.	178,747	$83,526,686
ON Semiconductor Corp.	357,333	38,502,631	*
SolarEdge Technologies Inc.	48,452	11,699,220	*

Total Semiconductors & Semiconductor Equipment		161,948,454

Software - 17.8%
Adobe Inc.	60,496	33,041,100	*
Clear Secure Inc., Class A Shares	564,221	13,377,680
Confluent Inc., Class A Shares	331,828	11,461,339	*
Databricks Inc.	217,734	19,964,224	*(a)(b)(c)
Datadog Inc., Class A Shares	78,126	9,118,867	*
DataRobot Inc.	279,847	1,157,502	*(a)(b)(c)
DocuSign Inc.	531,960	28,630,087	*
Everbridge Inc.	525,100	16,194,084	*
Fortinet Inc.	1,020,372	79,303,312	*
Gitlab Inc., Class A Shares	181,506	9,008,143	*
HubSpot Inc.	106,538	61,850,636	*
New Relic Inc.	285,374	23,965,708	*
SentinelOne Inc., Class A Shares	837,561	13,962,142	*
ServiceNow Inc.	216,228	126,060,924	*
Sprout Social Inc., Class A Shares	385,111	22,005,243	*
Varonis Systems Inc.	469,010	13,460,587	*
Workday Inc., Class A Shares	152,601	36,186,275	*

Total Software		518,747,853

Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc.	592,944	116,483,849

TOTAL INFORMATION TECHNOLOGY		848,089,367

MATERIALS - 2.0%
Chemicals - 0.6%
Ashland Inc.	182,700	16,691,472

Construction Materials - 1.4%
Summit Materials Inc., Class A Shares	1,183,986	42,836,614	*

TOTAL MATERIALS		59,528,086

REAL ESTATE - 4.9%
Real Estate Management & Development - 1.3%
CBRE Group Inc., Class A Shares	443,571	36,953,900	*

See Notes to Schedule of Investments.

4	ClearBridge Select Fund 2023 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY			Shares	Value
Specialized REITs - 3.6%
Lamar Advertising Co., Class A Shares			492,006	$48,560,992
SBA Communications Corp.			257,857	56,457,790

Total Specialized REITs				105,018,782

TOTAL REAL ESTATE				141,972,682

TOTAL COMMON STOCKS (Cost - $1,968,589,344)				2,747,942,091

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.6%
COMMUNICATION SERVICES - 0.6%
Entertainment - 0.6%
Live Nation Entertainment Inc., Senior Notes (Cost - $16,779,754)	3.125%	1/15/29	$16,079,000	17,598,466	(d)

			SHARES
PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—		837,315	1,658,430	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—		225,000	1,280,006	*(a)(b)(c)

TOTAL HEALTH CARE				2,938,436

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Brain Corp.	—		631,998	3,084,658	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $7,467,593)				6,023,094

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Invesco QQQ Trust Series 1, Put @ $312.000	10/20/23	2,036	78,117,248	236,176
Invesco QQQ Trust Series 1, Put @ $325.000	11/17/23	3,903	149,750,304	1,003,071
SPDR S&P 500 ETF Trust, Put @ $385.000	10/20/23	1,651	75,581,129	186,563
SPDR S&P 500 ETF Trust, Put @ $400.000	11/17/23	3,171	145,165,209	767,382

TOTAL PURCHASED OPTIONS (Cost - $3,219,643)				2,193,192

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,996,056,334)				2,773,756,843

See Notes to Schedule of Investments.

ClearBridge Select Fund 2023 Quarterly Report	5

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.089%	105,949,545	$105,949,545	(e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.183%	45,406,948	45,406,948	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $151,356,493)			151,356,493

TOTAL INVESTMENTS - 100.1% (Cost - $2,147,412,827)			2,925,113,336
Liabilities in Excess of Other Assets - (0.1)%			(2,061,486)

TOTAL NET ASSETS - 100.0%			$2,923,051,850

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $45,406,948 and the cost was $45,406,948 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Select Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

7

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$53,039,557	—	$11,659,619	$64,699,176
Consumer Discretionary	299,853,511	$14,353,554	—	314,207,065
Information Technology	825,680,329	—	22,409,038	848,089,367
Other Common Stocks	1,520,946,483	—	—	1,520,946,483
Convertible Bonds & Notes	—	17,598,466	—	17,598,466
Preferred Stocks:
Health Care	—	—	2,938,436	2,938,436
Information Technology	—	—	3,084,658	3,084,658
Purchased Options	2,193,192	—	—	2,193,192

Total Long-Term Investments	2,701,713,072	31,952,020	40,091,751	2,773,756,843

Short-Term Investments†	151,356,493	—	—	151,356,493

Total Investments	$2,853,069,565	$31,952,020	$40,091,751	$2,925,113,336

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$34,042,182	$157,387,841	157,387,841	$146,023,075	146,023,075	—	$1,683,631	—	$45,406,948

9

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2023	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	03/21	$1,152,587	$1,287,312	$4.88	0.04%
Brain Corp., Preferred Shares	631,998	04/20,11/20	3,334,103	3,084,658	4.88	0.11
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,990	1,658,430	1.98	0.06
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	05/21	1,822,500	1,280,006	5.69	0.04
Databricks Inc., Common Shares	217,734	08/21	15,999,994	19,964,224	91.69	0.68
DataRobot Inc., Common Shares	279,847	10/20	3,677,749	1,157,502	4.14	0.04
Klaviyo Inc., Common Shares	304,189	05/21	10,154,267	11,659,619	38.33	0.40

			$38,452,190	$40,091,751		1.37%

10